Organization and Principal Activities (Details) - USD ($)	Nov. 02, 2023	Dec. 19, 2023	Nov. 21, 2023	Oct. 12, 2022
Business Acquisition [Member]
Organization and Principal Activities [Line Items]
Acquired of equity interest percentage				100.00%
Fuchsia Capital Limited [Member]
Organization and Principal Activities [Line Items]
Acquired of equity interest percentage		100.00%
Initial public offering [Member]
Organization and Principal Activities [Line Items]
Ordinary Shares issued (in Shares)	1,750,000
Offering price per share (in Dollars per share)	$ 4
Gross proceeds total	$ 7,000,000
Total net proceeds	$ 5,323,693
Granted period	45 days
Additional ordinary shares purchase (in Shares)	262,500
Underwriters [Member]
Organization and Principal Activities [Line Items]
Total net proceeds	$ 4,303,081
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Offering price per share (in Dollars per share)			$ 4
Gross proceeds total	1,050,000
Additional ordinary shares purchase (in Shares)			262,500
Net proceeds	$ 7,000,000